SUBSEQUENT EVENT (Details) (USD $)	4 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended					0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Notes due 2019	Jan. 15, 2014 Subsequent event Notes due 2019	Mar. 31, 2014 Subsequent event Notes due 2019	Feb. 14, 2014 Subsequent event Notes due 2019	Feb. 07, 2014 Subsequent event Notes due 2019	Jan. 29, 2014 Subsequent event Notes due 2019	Dec. 31, 2013 Subsequent event Notes due 2019	Feb. 07, 2014 Subsequent event Notes due 2022	Dec. 31, 2013 Subsequent event Notes due 2022	Feb. 07, 2014 Subsequent event Notes due 2022 Minimum item	Feb. 07, 2014 Subsequent event Notes due 2022 Maximum	Feb. 07, 2014 Subsequent event Notes due 2022 On or after February 15, 2017	Feb. 07, 2014 Subsequent event Notes due 2022 On or after February 15, 2020
Subsequent Event
Interest rate of debt instrument (as a percent)			8.75%	8.75%					8.75%	5.875%	5.875%
Principal amount of Notes tendered				$ 1,038.75		$ 1,038.75
Consent fee payable as a percentage of principal amount				3.00%
Principal amount of notes tendered				1,000		1,000
Aggregate principal amount for which holders tendered				463,950,000				14,000
Percentage of outstanding notes received in tenders and consents				77.33%					77.33%
Aggregate principal amount										375,000,000
Debt instrument redemption price as a percentage of principal amount														104.406%	100.00%
Aggregate principal amount for which tendered offer was accepted for purchase						14,000	463,950,000
Gain on extinguishment related to the cash tender offer					4,383,000
Write-off of a non-cash premium	(3,219,000)	(12,687,000)
Term for filing registration rights agreement after the issue date													120 days
Number of registration statements to be filed												1
Term for causing registration statement to become effective													210 days
Special interest rate accrual (in dollars per day)										0.192
Unit principal amount of debt on which special interest rate will accrue										$ 1,000